Convertible notes payable	12 Months Ended
Dec. 31, 2021
Convertible notes payable
Convertible notes payable

Note 8 - Convertible notes payable

As of December 31, 2020 and 2021, notes payable consist of the following:

	December 31,	December 31,
	2021	2020
Convertible notes payable	119,215	222,000
Total convertible notes payable	119,215	222,000
Less: unamortized debt discount	0	(21,825)
Total	$119,215	$200,175

On July 1, 2019, the Company issued two separate convertible promissory notes (the “Prior Agreement”) to third parties at $75,000 each bearing interest at 8% per annum with a maturity date on July 5, 2020. The Company has sole discretion of settling debt, on or before the maturity date, with either cash or common stock. The holder has no ability to exercise the conversion feature. If the Company chooses to settle in stock, each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares. In addition, the Company has the option to repay the promissory notes with accrued interest due on or before the maturity date. The two convertible promissory notes contain beneficial conversion features of $37,500.

Pursuant to the Prior Agreement, a payment of $81,000 is due from the Company to third parties on September 30, 2021. The $81,000 is refinanced as a loan to the Company each bearing interest 12% per annum with a maturity date on June 30 , 2022. The Company has sole discretion of settling debt, on or before the maturity date, with either cash or common stock. The holder has no ability to exercise the conversion feature. If the Company chooses to settle in stock, each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares. In addition, the Company has the option to repay the promissory notes with accrued interest due on or before the maturity date. The two convertible promissory notes contain beneficial conversion features of $40,500.

On June 22, 2020, the Company issued two separate convertible promissory notes to third parties at $60,000 each bearing interest at 12% per annum with a maturity date on May 27, 2021. The Company has sole discretion of settling debt, on or before the maturity date, with either cash or common stock. The holder has no ability to exercise the conversion feature. If the Company chooses to settle in stock, each note is convertible at a price equal to the lowest of $4.00 per share or a 20% discount to the market price of the share if the conversion occurs post-listing of its common shares. In addition, the Company has the option to repay the promissory notes with accrued interest due on or before the maturity date. The two convertible promissory notes contain beneficial conversion features of $15,000.